Acquisitions - Schedule of components of purchase consideration to acquire shares post (Details) - Shares Post, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	May 31, 2020
Acquisitions
Cash	$ 20,340
Debt instrument, face amount		$ 3,000
Total	89,825
Class AA common stock
Acquisitions
Fair value of equity	44,817
Junior Convertible Preferred Stock [Member]
Acquisitions
Fair value of equity	20,383
Junior convertible preferred stock warrants
Acquisitions
Fair value of equity	1,285
Secured promissory note agreement
Acquisitions
Debt instrument, face amount	$ 3,000